Financial Risk Management (Details 1) - INR (₨) ₨ in Thousands		Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial risk management [Line Items]
Trade receivables	[1]	₨ 10,784,668	₨ 8,520,118
Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		10,784,668	8,520,118
More than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		1,292,531	671,068
Less than 365 days [Member] | Financial assets past due but not impaired [member]
Disclosure of financial risk management [Line Items]
Trade receivables		₨ 9,492,137	₨ 7,849,050

[1]	Trade receivables as of March 31, 2022 and March 31, 2021 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.